ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 28, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 20, 2022	Jun. 15, 2021	Oct. 28, 2020	Feb. 09, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Professional fees		$ 525,625	$ 555,657	$ 460,274
Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held		100.00%
Mingda Beijing | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held					8.00%	8.00%
MDJM UK | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held						51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held					41.00%	41.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held								100.00%
MDJM UK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%					100.00%
MD Japan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
Professional fees			24,084
MD German
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
Professional fees			$ 41,236
Mingda Tianjin | Mingda Beijing
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%